Organization and Description of the Business (Details) - USD ($)		3 Months Ended	11 Months Ended
	Feb. 05, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Organization and Description of the Business [Line Items]
Accumulated deficit		$ (76,023,784)	$ (70,917,853)	$ (43,089,821)
Shares of common stock (in Shares)				5,845
Collection of subscriptions receivable		2,400,000
Cash restricted cash and cash equivalents			3,300,000
Accumulated deficit			$ 70,900,000
Going Concern [Member]
Organization and Description of the Business [Line Items]
Cash and cash equivalents		$ 5,100,000
Subsequent Event [Member]
Organization and Description of the Business [Line Items]
Public offering price (in Dollars per share)	$ 1.96
Net proceeds	$ 4,500,000
Collection of subscriptions receivable	2,500,000
Net proceeds	$ 4,500,000
Common Stock [Member]
Organization and Description of the Business [Line Items]
Shares of common stock (in Shares)	2,551,020
Public offering price (in Dollars per share)	$ 1.96
Net proceeds	$ 4,200,000
Common Stock [Member] | Subsequent Event [Member]
Organization and Description of the Business [Line Items]
Shares of common stock (in Shares)	2,551,020